SEGMENT REPORTING - Geographical locations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
SEGMENT REPORTING
Revenues	$ 19,359	$ 21,055
Long-lived assets	21,027		$ 27,106
Inter-segment
SEGMENT REPORTING
Revenues	(5,040)	(5,829)
Hong Kong
SEGMENT REPORTING
Revenues	9,092	11,590
Long-lived assets	346		693
USA
SEGMENT REPORTING
Revenues	15,307	$ 15,294
Long-lived assets	19,842		25,400
Mainland China
SEGMENT REPORTING
Long-lived assets	$ 839		$ 1,013